SHORT TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short term notes payable	$ 107	$ 88
Notes payable in default, including related parties		0	$ 329
GPB
Notes payable in default, including related parties		0	17
Premium Finance insurance
Notes payable in default, including related parties	90	48
Dr. Cartwright
Notes payable in default, including related parties	17	34	1
Mr. Fowler
Notes payable in default, including related parties	$ 0	6	26
Mr. Mermelstein
Notes payable in default, including related parties		$ 0	$ 285